Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings (loss)	$ (1,370)	$ 1,457
Accretion (notes 17, 22)	106	97
Depletion, depreciation, amortization and impairment (notes 9, 10)	5,496	2,591
Inventory write-down to net realizable value (note 6)	15	60
Exploration and evaluation expenses (note 8)	355	29
Deferred income taxes (note 19)	(974)	396
Foreign exchange	(26)	(6)
Stock-based compensation (notes 20, 21)	(2)	44
Gain on sale of assets (note 9)	(8)	(4)
Unrealized mark to market loss (gain) (note 25)	44	(150)
Share of equity investment income (note 12)	(59)	(69)
Income from reimbursements under insurance policies	(207)	(253)
Other	12	21
Settlement of asset retirement obligations (note 17)	(276)	(181)
Deferred revenue (note 18)	(42)	(100)
Distribution from joint ventures (note 12)	187	72
Change in non-cash working capital (note 24)	(280)	130
Cash flow – operating activities	2,971	4,134
Financing activities
Long-term debt issuance (note 16)	1,000	0
Long-term debt repayment (note 16)	(1,389)	0
Debt issue costs (note 16)	(9)	0
Payments of finance lease liabilities, classified as financing activities	(233)	0
Other	(1)	(8)
Change in non-cash working capital (note 24)	3	120
Cash flow – financing activities	(817)	(325)
Investing activities
Capital expenditures	(3,432)	(3,578)
Capitalized interest (note 22)	(177)	(108)
Corporate acquisition (note 9)	0	(15)
Proceeds from asset sales (note 9)	277	4
Investment in joint ventures (note 12)	(40)	(40)
Other	2	(19)
Change in non-cash working capital (note 24)	173	235
Cash flow – investing activities	(3,197)	(3,521)
Increase (decrease) in cash and cash equivalents	(1,043)	288
Effect of exchange rates on cash and cash equivalents	(48)	65
Cash and cash equivalents at beginning of year	2,866	2,513
Cash and cash equivalents at end of year	1,775	2,866
Net interest paid	(330)	(285)
Net Income taxes paid	(41)	(37)
Ordinary shares [member]
Financing activities
Dividends paid, classified as financing activities	(503)	(402)
Preference shares [member]
Financing activities
Dividends paid, classified as financing activities	$ (35)	$ (35)